Acquisitions, increases in controlling interests and divestments (Details) (USD $)	12 Months Ended								1 Months Ended	12 Months Ended				12 Months Ended											1 Months Ended
	Dec. 31, 2011 entity Y	Dec. 31, 2010 Y entity	Dec. 31, 2009 entity	Dec. 31, 2011 Intangible assets: Customer relationships	Dec. 31, 2011 Technology	Dec. 31, 2011 Trade name	Dec. 31, 2011 Order backlog	Dec. 31, 2011 Other intangible assets	Jan. 31, 2011 Baldor Electric Company	Dec. 31, 2011 Baldor Electric Company Y	Dec. 31, 2010 Baldor Electric Company	Jan. 27, 2011 Baldor Electric Company	Jan. 26, 2011 Baldor Electric Company	Dec. 31, 2011 Baldor Electric Company Intangible assets: Customer relationships Y	Dec. 31, 2011 Baldor Electric Company Technology Y	Dec. 31, 2011 Baldor Electric Company Trade name Y	Dec. 31, 2011 Baldor Electric Company Order backlog M	Dec. 31, 2011 Baldor Electric Company Other intangible assets Y	Dec. 31, 2011 Other	Dec. 31, 2011 Other Intangible assets: Customer relationships	Dec. 31, 2011 Other Technology	Dec. 31, 2011 Other Trade name	Dec. 31, 2011 Other Order backlog	Dec. 31, 2011 Other Other intangible assets	Jan. 31, 2012 Thomas & Betts Corporation Anticipated acquisition	Jan. 30, 2012 Thomas & Betts Corporation Anticipated acquisition
Acquisitions
Acquisitions (net of cash acquired)	$ 3,805,000,000	$ 1,275,000,000	$ 159,000,000							$ 3,055,000,000									$ 750,000,000
Aggregate excess of purchase price over fair value of net assets acquired	3,261,000,000	1,091,000,000	147,000,000
Number of acquired businesses	10	9	8
Fair value of replacement vested stock options issued	19,000,000
Percentage of outstanding shares acquired													83.25%
Amount paid per share in cash (in dollars per share)									$ 63.50
Anticipated purchase price per share of announced acquisition (in dollars per share)																									$ 72
Percentage of shares held after exercise of top-up												91.60%
Percentage of shares of remaining outstanding shares, then acquired												8.40%
Aggregate cash outflows related to acquisition									4,276,000,000
Cash outflows for purchase of shares												2,966,000,000
Cash settlement of acquired entity's options held at acquisition date									70,000,000
Cash outflows to repay debt assumed upon acquisition									1,240,000,000
Aggregate preliminary purchase consideration for business acquisitions
Intangible assets	1,853,000,000			1,216,000,000	415,000,000	153,000,000	51,000,000	18,000,000		1,406,000,000				996,000,000	259,000,000	121,000,000	15,000,000	15,000,000	447,000,000	220,000,000	156,000,000	32,000,000	36,000,000	3,000,000
Weighted-average useful life of acquired intangible assets (in years/months)	14	8								16				19	7	10	2	5
Allocated amount, fixed assets	422,000,000									382,000,000									40,000,000
Allocated amount, debt acquired	1,443,000,000									1,241,000,000									202,000,000
Allocated amount, deferred tax liabilities	(792,000,000)									(693,000,000)									(99,000,000)
Allocated amount, inventories	457,000,000									422,000,000									35,000,000
Allocated amount, Other assets and liabilities, net	47,000,000									51,000,000									(4,000,000)
Allocated amount, Goodwill	3,261,000,000									2,728,000,000									533,000,000
Total consideration (net of cash acquired)	3,805,000,000	1,275,000,000	159,000,000							3,055,000,000									750,000,000
Gross receivables										266,000,000
Receivables, net of allowance for estimated uncollectable receivables										263,000,000
Cash acquired										48,000,000
Total revenues										1,950,000,000
Net income (including acquisition related charges)										155,000,000
Unaudited pro forma financial information
Total revenues										38,100,000,000	33,310,000,000
Income from continuing operation, net of tax										3,391,000,000	2,726,000,000
Impact on cost of sales from additional amortization of intangible assets (excluding order backlog capitalized upon acquisition)										(7,000,000)	(91,000,000)
Impact on cost of sales from amortization of order backlog capitalized upon acquisition										15,000,000	(15,000,000)
Impact on cost of sales from fair valuing acquired inventory										57,000,000	(57,000,000)
Interest expenses on Baldor's debt										11,000,000	106,000,000
Baldor stock-option plans adjustments										66,000,000
Impact on selling, general and administrative expenses from acquisition-related costs										64,000,000	(24,000,000)
Taxation adjustments										(65,000,000)	26,000,000
Other											(23,000,000)
Total pro forma adjustments										141,000,000	(78,000,000)
Anticipated cash outflows upon closing of an announced acquisition																										$ 3,900,000,000